Long-term Debt	6 Months Ended
Jun. 30, 2025
Debt Disclosure [Abstract]
Long-term Debt

7.	Long-term Debt:

The amounts shown in the accompanying unaudited interim Consolidated Balance Sheets as at December 31, 2024 and June 30, 2025, are analyzed as follows:

	December 31,	June 30,
Vessel (Borrower)	2024	2025
(a) “Pyxis Theta” (Seventhone)	$10,150	$9,550
(b) “Pyxis Karteria” (Tenthone)	12,800	12,200
(c) “Pyxis Lamda” (Eleventhone)	15,663	14,800
(d) “Konkar Ormi” (Dryone Corp.)	17,100	16,500
(e) “Konkar Asteri” (Drytwo Corp.)	13,600	13,000
(f) “Konkar Venture” (Drythree Corp.)	15,870	15,240
Total	$85,183	$81,290

	December 31,	June 30,
	2024	2025
Current portion	$7,787	$7,787
Less: Current portion of deferred financing costs	(226)	(215)
Current portion of long-term debt, net of deferred financing costs, current	$7,561	$7,572

Long-term portion	$77,396	$73,503
Less: Non-current portion of deferred financing costs	(433)	(330)
Long-term debt, net of current portion and deferred financing costs, non-current	$76,963	$73,173

PYXIS TANKERS INC.

Notes to the unaudited interim Condensed Consolidated Financial Statements

(Expressed in thousands of U.S. Dollars, except for share and per share data)

7.	Long-term Debt: - Continued:

(a) On July 8, 2020, Seventhone entered into a $15,250 secured loan agreement with Alpha Bank, for the purpose of refinancing the outstanding indebtedness of $11,293 under the previous loan facility, which was fully settled on the same day. On July 30, 2024, we entered to a new agreement with the lender to prolong the maturity of the facility with a five-year similar quarterly repayment and reduced pricing at SOFR plus 2.40% (from 3.35%). The above has been assessed as a debt modification and accounted under the relevant provisions of ASC 470-50. As of June 30, 2025, the outstanding balance of the Seventhone loan of $9,550 is repayable in 17 consecutive quarterly installments of $300 each, the first falling due in July 2025, and the last installment accompanied by a balloon payment of $4,450 falling due in July 2029

Standard loan covenants include, among others, a minimum liquidity and a minimum security cover ratio (“MSC”). The facility imposes certain customary covenants and restrictions with respect to, among other things, the borrower’s ability to distribute dividends, incur additional indebtedness, create liens, change its share capital, engage in mergers, or sell the vessel and a minimum collateral value to outstanding loan principal. Certain major covenants include, as defined in such agreement:

Covenants:

●	The borrower undertakes to maintain minimum deposit with the bank of $500 at all times.
●	The ratio of the corporate guarantor’s total liabilities (exclusive of the Promissory Note) to market adjusted total assets is not to exceed 75%. This requirement is only applicable in order to assess whether the borrower is entitled to distribute dividends to Pyxis.
●	MSC is to be at least 125% of the respective outstanding loan balance.
●	No change shall be made directly or indirectly in the ownership, beneficial ownership, control or management of Seventhone or of the Company or any share therein or the “Pyxis Theta”, as a result of which less than 100% of the shares and voting rights in Seventhone or less than 20% of the shares and voting rights in the corporate guarantor remain in the ultimate legal and beneficial ownership of the beneficial shareholders.

(b) On March 13, 2023 Tenthone concluded a loan agreement with Piraeus Bank in order to refinance the existing facility of the “Pyxis Karteria”. On the same date, Tenthone drew down an amount of $15,500 and fully settled the previous loan facility outstanding balance of $11,500. As of June 30, 2025, the outstanding balance of the Tenthone loan of $12,200 is repayable in 11 quarterly installments of $300 each, the first falling due in September 2025, and the last installment accompanied by a balloon payment of $8,900 falling due in March 2028.

Standard loan covenants of the Tenthone loan include, among others, a minimum liquidity and a MSC. Certain major covenants include, as defined in such agreement:

●	The borrower undertakes to maintain minimum deposit with the bank on average of $ $900 reduced to $500 after 6 months.
●	The ratio of the corporate guarantor’s total liabilities (exclusive of the Promissory Note) to market adjusted total assets is not to exceed 75%. This requirement is only applicable in order to assess whether the borrower is entitled to distribute dividends to Pyxis.
●	MSC is to be at least 130% of the respective outstanding loan balance.
●	Minimum cash and cash equivalent shall not be less than the greater of (i) $2,000 and (ii) 3% of the total debt excluding any promissory note.

(c) On December 20, 2021, Eleventhone and Fourthone concluded as joint and several borrowers a loan agreement with Alpha Bank in order to refinance the existing facility of the “Pyxis Malou” and to partly finance the acquisition of the “Pyxis Lamda”.

On the same date, Fourthone drew down an amount of $7,320 and fully settled the previous loan facility outstanding balance of $7,320. Upon delivery of “Pyxis Lamda”, on December 20, 2021, Eleventhone drew down an amount of $21,680.

On March 23, 2023, pursuant to the sale agreement with an unaffiliated third party we delivered “Pyxis Malou” to her buyer and we fully repaid the respective loan balance. On the same date, Eleventhone prepaid $750 of the outstanding loan for the “Pyxis Lamda”.

As of June 30, 2025, the outstanding balance of the Eleventhone loan of $14,800 is repayable in 6 consecutive quarterly installments of $431.67 each, the first falling due in September 2025, and the last installment accompanied by a balloon payment of $12,210 falling due in December 2026. On July 30, 2024, we agreed with Alpha Bank to reduce the interest rate margin from SOFR plus 3.15% to SOFR plus 2.40% on the outstanding debt relating to the Eleventhone Corp. The above has been assessed as a debt modification and accounted under the relevant provisions of ASC 470-50.

PYXIS TANKERS INC.

Notes to the unaudited interim Condensed Consolidated Financial Statements

(Expressed in thousands of U.S. Dollars, except for share and per share data)

7.	Long-term Debt: - Continued:

Standard loan covenants include, among others, a minimum liquidity and a MSC. The facility imposes certain customary covenants and restrictions with respect to, among other things, the borrower’s ability to distribute dividends, incur additional indebtedness, create liens, change its share capital, engage in mergers, or sell the vessel and a minimum collateral value to outstanding loan principal. Certain major covenants include, as defined in such agreements:

Covenants:

●	The borrower undertakes to maintain minimum deposit with the bank of $750 at all times, (which shall be reduced to the amount of $500, upon receipt of time charter employment for a period of at least six months).
●	The ratio of the corporate guarantor’s total liabilities (exclusive of the Promissory Note) to market adjusted total assets is not to exceed 75%. This requirement is only applicable in order to assess whether the borrowers are entitled to distribute dividends to Pyxis.
●	MSC is to be at least 125% of the respective outstanding loan balance.
●	No change of control shall be made directly or indirectly in the ownership, beneficial ownership, control or management of any of the borrower and the corporate guarantor or any share therein or the vessels, as a result of which less than 100% of the shares and voting rights in each borrower are owned by the corporate guarantor or less than 25% of the shares and voting rights in the corporate guarantor will remain in the ultimate legal and beneficial ownership of the beneficial shareholders.

(d) In Mid-September 2023, Pyxis acquired the 2016 Japanese built Ultramax dry-bulk carrier “Konkar Ormi”. The purchase of “Konkar Ormi” for $28.5 million, was funded by a $19.0 million secured five-year bank loan and cash in hand. The delivery of the vessel occurred on September 14, 2023. As of June 30, 2025, the outstanding loan balance amounting to $16,500 is repayable in 13 quarterly installments of $300 each, with the last installment accompanied by a balloon payment of $12,600 falling due in September 2028. The loan bears interest at SOFR plus a margin of 2.35% per annum. Standard loan covenants of the loan include, among others, a minimum liquidity and a MSC. Certain major covenants include, as defined in such agreement:

●	The borrower undertakes to maintain minimum deposit with the bank of $800 for the first year and nil thereafter assuming that the outstanding amount of the loan at that time expressed as a percentage of the valuation amount (LTV) does not exceed 65%.
●	The ratio of the corporate guarantor’s total liabilities (exclusive of the Promissory Note) to market adjusted total assets is not to exceed 75%. This requirement is only applicable in order to assess whether the borrower is entitled to distribute dividends to Pyxis.
●	MSC is to be at least 130% of the respective outstanding loan balance.

(e) In Mid-February 2024, Pyxis completed the acquisition of the “Konkar Asteri” an 82,013 dwt dry-bulk vessel built in 2015 at Jiangsu New Yangzi Shipbuilding. The $26,625 purchase price of the eco-efficient Kamsarmax was funded by a combination of secured bank debt of $14,500 with Alpha Bank and cash on hand. The delivery of the vessel occurred on February 15, 2024. As of June 30, 2025, the outstanding loan balance amounting to $13,000 is repayable in 15 quarterly installments of $300 each, with the last installment accompanied by a balloon payment of $8,500 falling due in February 2029. The loan bears interest at SOFR plus a margin of 2.35% per annum. Standard loan covenants of the loan include, among others, a minimum liquidity and a MSC. Certain major covenants include, as defined in such agreement:

Covenants:

●	The borrower undertakes to maintain minimum deposit with the bank of $350 at all times,
●	The ratio of the corporate guarantor’s total liabilities (exclusive of the Promissory Note) to market adjusted total assets is not to exceed 75%. This requirement is only applicable in order to assess whether the borrowers are entitled to distribute dividends to Pyxis.

●	MSC is to be at least 125% of the respective outstanding loan balance.
●	No change of control shall be made directly or indirectly in the ownership, beneficial ownership, control or management of any of the borrower and the corporate guarantor or any share therein or the vessels, as a result of which less than 100% of the shares and voting rights in each borrower are owned by the corporate guarantor or less than 25% of the shares and voting rights in the corporate guarantor will remain in the ultimate legal and beneficial ownership of the beneficial shareholders.

PYXIS TANKERS INC.

Notes to the unaudited interim Condensed Consolidated Financial Statements

(Expressed in thousands of U.S. Dollars, except for share and per share data)

7.	Long-term Debt: - Continued:

(f) In end of June 2024, we acquired the 2015 Chinese built Kamsarmax dry-bulk carrier “Konkar Venture”. Upon delivery of the dry-bulk carrier, on June 28, 2024, Drythree drew down an amount of $16,500. As of June 30, 2025, the outstanding loan balance amounting to $15,240 is repayable in 16 quarterly installments of $315 each, with the last installment accompanied by a balloon payment of $10,200 falling due in June 2029. The loan bears interest at SOFR plus a margin of 2.15% per annum. Standard loan covenants of the loan include, among others, a minimum liquidity and a MSC. Certain major covenants include, as defined in such agreement:

●	The borrower undertakes to maintain minimum deposit with the bank on average of $300 for the preceding six-month period first to be tested on December 31, 2024, and semi-annually thereafter.
●	The ratio of the corporate guarantor’s total liabilities (exclusive of the Promissory Note) to market adjusted total assets is not to exceed 75%. This requirement is only applicable in order to assess whether the borrower is entitled to distribute dividends to Pyxis.
● ●

MSC is to be at least 130% of the respective outstanding loan balance.

Minimum cash and cash equivalent shall not be less than the greater of (i) $2,000 and (ii) 3% of the total debt excluding any promissory note.

Amounts presented in Restricted cash, current and non-current, in the Consolidated Balance Sheets are related to minimum cash and the retention account requirements imposed by the Company’s debt agreements. The annual principal payments required to be made after June 30, 2025, giving effect to the debt refinancing discussed in Note 7, are as follows:

To June 30,	Amount
2026	$7,787
2027	19,133
2028	14,660
2029	34,960
2030 and thereafter	4,750
Total	$81,290

Total interest expense on long-term debt for the six months ended June 30, 2024, and 2025, amounted to $2,935, and $2,800, respectively, and is included in Interest and finance costs (Note 13) in the accompanying unaudited interim Consolidated Statements of Comprehensive Income/(loss). The Company’s weighted average interest rate (including the margin) for the six months ended June 30, 2024 and 2025, was 8.11% and 6.66% per annum, respectively.

As of June 30, 2025, the Company was in compliance with all of the loan covenants in its loan agreements and there was no amount available to be drawn down under the existing loan agreements.